Equity - Mezzanine equity (Details)	1 Months Ended	12 Months Ended
	Aug. 31, 2025 USD ($) item	Jun. 30, 2026 USD ($)
Equity
Aggregate consideration of Class A Ordinary Shares	$ 6,000,000
Number of units received from issuance of class A ordinary shares	30,000,000	30,000,000
Aggregate redemption value		$ 2,200,000
Initial carrying amount		4,201,307
Accretion to redemption value		0
Activity in temporary equity
Issuance of potential redeemable Class A Ordinary Shares		4,201,307
Accretion to redemption value		0
Balance at the ending		$ 4,201,307